Shareholder Report, Average Annual Return (Details) 193941_Innovator Premium Income 20 Barrier ETF - April_TF_TSR Annual {TF}	12 Months Ended	31 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Premium Income 20 Barrier ETF® - April
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 20 Barrier ETF - April NAV
Average Annual Return, Percent	7.48%	7.75%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	23.50%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	21.78%